GENERAL AND ADMINISTRATIVE EXPENSE	12 Months Ended
Dec. 31, 2024
Disclosure Of General And Administrative Expense [Abstract]
GENERAL AND ADMINISTRATIVE EXPENSE	GENERAL AND ADMINISTRATIVE EXPENSE
The components of general and administrative expense are as follows:

(US$ Millions) Years ended Dec. 31,	2024	2023	2022
Employee compensation and benefits	$638	$648	$376
Management fees	299	302	281
Transaction costs	69	80	26
Professional fees	144	169	92
Facilities and technology fees	67	62	43
Other	174	143	112
Total general and administrative expense	$1,391	$1,404	$930